Taxation (Details) $ in Thousands, € in Millions			12 Months Ended
	Dec. 27, 2023	Apr. 01, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Taxation [Line Items]
Corporation tax rate percentage	15.00%	19.00%
General insurance standard rate percentage			35.00%	35.00%
Audited net income percentage			3.00%
Regional offices tax rate			10.00%	10.00%
Operating cost percentage			5.00%
Standard rate percentage			25.00%	25.00%
Operating losses (in Dollars)			$ (345,912)		$ (305,657)	$ (301,749)
Income tax payable (in Dollars)			2,854
Minimum [Member]
Taxation [Line Items]
Corporation tax rate percentage		19.00%
Maximum [Member]
Taxation [Line Items]
Corporation tax rate percentage		25.00%
MALTA
Taxation [Line Items]
Operating losses (in Dollars)			$ 217		$ 1,138
UK [Member]
Taxation [Line Items]
Corporation tax rate percentage		25.00%
MNE Group [Member]
Taxation [Line Items]
Annual revenue amount (in Euro) | €				€ 750